Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Intangible assets with useful lives are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:
Category	Estimated useful life
Patents	5 years
Software copyright	5 years

Schedule of Disaggregation Of The Company’s Revenue From Continuing Operations	The following table identifies the disaggregation of the Company’s revenue from continuing operations for the six months ended March 31, 2022 and 2023:
	2022	2023
Revenues from continuing operations:
Sales of e-bicycles	$4,055,330	$3,001,709
Sales of batteries and battery packs	1,581,023	1,732,871
Others	393,825	427,118
Net revenues	$6,030,178	$5,161,698